SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Natures Cure, Inc. [Member]
Related Party Transaction [Line Items]
Location	Los Angeles - LAX Airport
Purpose	Dispensary
Ownership	0.00%	0.00%
LAX Fund 2 Group, L.L.C [Member]
Related Party Transaction [Line Items]
Ownership	0.00%	0.00%
Venice Caregivers Foundation, Inc. [Member]
Related Party Transaction [Line Items]
Location	Venice Beach - Abbot Kinney
Purpose	Dispensary
Ownership	0.00%	0.00%